Schedule of Future Minimum Lease Payments (Details) - USD ($)	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Lease
Remainder of the year	$ 55,845
Year 1	226,705	$ 222,275
Year 2	231,218	226,705
2029	117,709	231,216
Thereafter		117,709
Total future minimum lease payments	631,477	797,905
Less: imputed interest	54,772	87,390
Operating lease liabilities	576,705	710,515	$ 900,000
Less: current portion	193,976	181,963	161,952
Non-current portion of lease liabilities	382,729	528,552	712,882
Less: imputed interest	(54,772)	(87,390)
Less: current portion	$ (193,976)	$ (181,963)	$ (161,952)